Debt (Parenthetical) (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Aug. 25, 2016	Dec. 31, 2015	Jan. 26, 2015	Jun. 18, 2007
Debt Instrument [Line Items]
Debt instrument, outstanding	$ 3,171,900,000
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 500,000,000			$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.75%
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 300,000,000			300,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.625%
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 400,000,000			400,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.25%
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 350,000,000			350,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.35%
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 400,000,000			400,000,000	$ 400,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.70%				3.70%
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 1,000,000,000			1,000,000,000
Debt instrument, outstanding	$ 594,600,000			614,400,000
Debt Instrument, Interest Rate, Stated Percentage	6.70%					6.70%
2.45% Senior Notes Due 2027
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 500,000,000		$ 500,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	2.45%		2.45%
Discretionary Line of Credit
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate Description	advances under the Line of Credit (if any) will bear interest at a variable rate equal to the higher of PNC's Prime Rate or the sum of the Federal Funds Open Rate plus 50 basis points.	advances under the Line of Credit (if any) will bear interest at a variable rate equal to the higher of PNC's Prime Rate or the sum of the Federal Funds Open Rate plus 50 basis points.
Long-term Line of Credit	$ 0			$ 0